Other Comprehensive Income (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Government debt securities	R$ 69,354,220	R$ 86,437,770	R$ 58,841,921
Private-sector debt securities		5,621,137	194,216
Total	69,354,220	92,058,907	59,036,137
Revaluation Gains [Member]
IfrsStatementLineItems [Line Items]
Government debt securities	2,376,664	825,610	2,533,250
Private-sector debt securities		2,043,223	10,864
Total	2,376,664	2,868,833	2,544,114
Revaluation Losses [Member]
IfrsStatementLineItems [Line Items]
Government debt securities	(1,250,469)	(4,604,296)	(1,437,728)
Private-sector debt securities	(404)	(429,081)	(568,948)
Total	(1,250,873)	(5,033,377)	(2,006,676)
Net Revaluation Gains Losses [Member]
IfrsStatementLineItems [Line Items]
Government debt securities	1,126,195	(3,778,686)	1,095,522
Private-sector debt securities	(404)	1,614,142	(558,084)
Total	R$ 1,125,791	R$ (2,164,544)	R$ 537,438